EQUIPMENT (Details 1B) - USD ($)	May. 31, 2015	Feb. 28, 2015	Feb. 28, 2014
Capital lease obligation
2016	$ 92,340	$ 123,120
2017	123,120	123,120
2018	61,560	61,560
Total future payments due	277,020	307,800
Less: amount representing interest	31,377	38,159
Capital lease obligations	245,643	269,641
Less: current portion	102,773	99,965
Noncurrent	$ 142,870	$ 169,676